Personnel costs - Summary of Personal Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Salaries	€ 7,145	€ 6,625	€ 6,508
Social security charges (including defined-contribution pension plans)	2,098	1,929	1,874
Stock options and other share-based payment expense	245	244	274
Defined-benefit plans	236	273	162
Other employee benefits	267	269	261
Total	€ 9,991	€ 9,340	€ 9,079